SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of Stock Option Activity
	For the six months ended June 30, 2021
			Weighted
		Weighted	average
		average	remaining
		exercise price	contractual
	Number	(in $)	life (in years)

Options outstanding at beginning of period	1,088,737	4.76	8.74
Options granted	43,392	1.99
Options forfeited	(55,234)	10.26

Options outstanding at end of period	1,076,895	4.37	8.32

Options exercisable at end of period	364,046	11.17	6.77

Restricted Stock Units (RSUs) [Member]
Schedule of Stock Option Activity
For the six
months
ended June
30, 2021

Unvested at beginning of period	72,599
Granted	-
Vested	(29,776)
Forfeited	(399)
Unvested at end of period	42,424